Basis Of Presentation and Summary of Significant Accounting Policies Basis Of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Grandstands and buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Grandstands and buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	18 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Tracks and other improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Tracks and other improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Internal use software
Property, Plant and Equipment [Line Items]
Estimated useful life of capitalized costs	3 years
Capitalized costs, amortization	$ 3.4	$ 3.5	$ 1.7
Online Business | Internal use software
Property, Plant and Equipment [Line Items]
Capitalized internal use software	$ 5.2	$ 3.2	$ 4.4